Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in valuation allowance	$ 17.6	$ 4.1	$ 0.6
Uncertain tax positions	2.8
Research Tax Credit Carryforward
Tax credit carryforward	$ 10.4
Tax credit carryforward, expiration date	2024
Domestic Tax Authority
Operating loss carryforwards	$ 192.5
Operating loss carryforwards, expiration date	2025
State and Local Jurisdiction
Operating loss carryforwards		$ 94.1
Tax credit carryforward	$ 8.0
Operating loss carryforwards, expiration date	2028
Foreign Tax Authority
Operating loss carryforwards			$ 4.4
Operating loss carryforwards, expiration date	2022
Not Expirable | Domestic Tax Authority
Operating loss carryforwards	$ 89.0
Not Expirable | State and Local Jurisdiction
Operating loss carryforwards	$ 2.0